Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7. PROPERTY AND EQUIPMENT, NET

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Electronic equipment	3,233,327	4,164,384	638,219
Office equipment and fixtures	1,444	9,759	1,496
Data center machinery and equipment	131,037	135,068	20,700
Construction in progress	849	5,454	836

	3,366,657	4,314,665	661,251
Less: accumulated depreciation	(1,645,683)	(2,357,875)	(361,360)

Property and equipment, net	1,720,974	1,956,790	299,891

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 was RMB409,415, RMB601,730 and RMB750,375 (US$ 115,000), respectively.